Shareholder Report, Holdings (Details)	May 31, 2024
Tortoise North American Pipeline Fund | The Williams Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Tortoise North American Pipeline Fund | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Tortoise North American Pipeline Fund | Enbridge, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Tortoise North American Pipeline Fund | Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Tortoise North American Pipeline Fund | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Tortoise North American Pipeline Fund | TC Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Tortoise North American Pipeline Fund | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Tortoise North American Pipeline Fund | NiSource Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Tortoise North American Pipeline Fund | Pembina Pipeline Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Tortoise North American Pipeline Fund | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Tortoise North American Pipeline Fund | United States Natural Gas/Natural Gas Liquids Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Tortoise North American Pipeline Fund | United States Local Distribution Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Tortoise North American Pipeline Fund | Canada Crude Oil Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Tortoise North American Pipeline Fund | Canada Natural Gas/Natural Gas Liquids Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Tortoise North American Pipeline Fund | United States Natural Gas Gathering/Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Tortoise North American Pipeline Fund | United States Refined Product Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Tortoise North American Pipeline Fund | United States Crude Oil Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Tortoise North American Pipeline Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Ecofin Global Water ESG Fund | Xylem, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Ecofin Global Water ESG Fund | Ecolab Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Ecofin Global Water ESG Fund | Ferguson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Ecofin Global Water ESG Fund | American Water Works Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Ecofin Global Water ESG Fund | Veralto Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Ecofin Global Water ESG Fund | Geberit AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Ecofin Global Water ESG Fund | Advanced Drainage Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Ecofin Global Water ESG Fund | Tetra Tech, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Ecofin Global Water ESG Fund | Veolia Environnement SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Ecofin Global Water ESG Fund | Pentair PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ecofin Global Water ESG Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Ecofin Global Water ESG Fund | United States Equipment/Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Ecofin Global Water ESG Fund | United States Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Ecofin Global Water ESG Fund | United States Water Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Ecofin Global Water ESG Fund | Switzerland Water Equipment/Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Ecofin Global Water ESG Fund | United States Water Treatment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Ecofin Global Water ESG Fund | United Kingdom Water Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Ecofin Global Water ESG Fund | Switzerland Water Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Ecofin Global Water ESG Fund | United States Water Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Ecofin Global Water ESG Fund | United Kingdom Water Equipment/Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Ecofin Global Water ESG Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Ecofin Global Water ESG Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Ecofin Global Water ESG Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Ecofin Global Water ESG Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Ecofin Global Water ESG Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Ecofin Global Water ESG Fund | France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Ecofin Global Water ESG Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ecofin Global Water ESG Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%